RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Compensation of key management personnel
Compensation of key management personnel are as follows, with such compensation made on terms equivalent to those prevailing in an arm's length transaction:

	For the Years Ended December 31,
	2018	2017
Salaries, wages, and other benefits	$3,753	$2,800
Bonuses	1,052	787
Share-based compensation	1,965	7,487
	$6,770	$11,074